RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements, as of September 30, 2021, management determined it should restate its previously reported financial statements. The Company determined, effective with the closing of the Company’s Initial Public Offering and shares sold pursuant to the exercise of the underwriters’ overallotment, it had improperly allocated its Class A ordinary shares subject to possible redemption between temporary equity and permanent equity. The Company previously determined the Class A ordinary shares subject to possible redemption classified as temporary equity, to be equal to the redemption value of $10.00 per Class A ordinary share while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Accordingly, the Company classified a portion of its Class A ordinary shares within permanent equity. Effective with these quarterly financial statements, Management determined that the Class A ordinary shares issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.

In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its earnings per share calculation to allocate net income (loss) evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form 10-Qs for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Quarterly Periods should be restated to present all Class A ordinary shares subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to those periods in this quarterly report.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table:

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$180,304,370	$49,695,630	$230,000,000
Class A ordinary shares	$497	$(497)	$—
Additional paid-in capital	$25,711,721	$(25,711,721)	$—
Accumulated deficit	$(20,712,786)	$(23,983,412)	$(44,696,198)
Total shareholders’ equity (deficit)	$5,000,007	$(49,695,630)	$(44,695,623)
Number of shares subject to redemption	18,030,437	4,969,563	23,000,000
Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$179,261,780	$50,738,220	$230,000,000
Class A ordinary shares	$507	$(507)	$—
Additional paid-in capital	$26,754,301	$(26,754,301)	$—
Accumulated deficit	$(21,755,380)	$(23,983,412)	$(45,738,792)
Total shareholders’ equity (deficit)	$5,000,003	$(50,738,220)	$(45,738,217)
Number of shares subject to redemption	17,926,178	5,073,822	23,000,000
Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(11,524,430)	$11,524,430	$—
Statement of Cash Flows for the six months ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(12,567,020)	$12,567,020	$—
Statement of Operations for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	—	23,000,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.40)	$(0.40)
Weighted average shares outstanding, Class B ordinary shares	5,750,000	—	5,750,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(2.03)	$1.63	$(0.40)
Statement of Operations for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	—	23,000,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.04)	$(0.04)
Weighted average shares outstanding, Class B ordinary shares	5,750,000	—	5,750,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.18)	$0.14	$(0.04)
Statement of Operations for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	—	23,000,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.44)	$(0.44)
Weighted average shares outstanding, Class B ordinary shares	5,750,000	—	5,750,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(2.20)	$1.76	$(0.44)

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 6, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also restated

its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on August 31, 2020 (the “Post-IPO Balance Sheet”), the Company’s Form 10-Q for the quarterly period ended September 30, 2020, and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 6, 2021, as well as the Form 10-Qs for the quarterly periods ended. March 31, 2021 and June 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in the Company’s Form 10-Q for the quarterly period ended September 30, 2021.

	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment
	No. 1	Adjustment	As Restated
Balance Sheet as of July 30, 2020
Class A ordinary shares subject to possible redemption	$200,344,480	$29,655,520	$230,000,000
Class A ordinary shares	$297	$(297)	$—
Additional paid-in capital	$5,671,811	$(5,671,811)	$—
Accumulated deficit	$(672,674)	$(23,983,412)	$(24,656,086)
Total shareholders’ equity (deficit)	$5,000,009	$(29,655,520)	$(24,655,511)
Number of shares subject to redemption	20,034,448	2,965,552	23,000,000
Balance Sheet as of September 30, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$202,770,100	$27,229,900	$230,000,000
Class A ordinary shares	$272	$(272)	$—
Additional paid-in capital	$3,246,216	$(3,246,216)	$—
Accumulated deficit	$1,752,939	$(23,983,412)	$(22,230,473)
Total shareholders’ equity (deficit)	$5,000,002	$(27,229,900)	$(22,229,898)
Number of shares subject to redemption	20,277,010	2,722,990	23,000,000
Balance Sheet as of December 31, 2020
Class A ordinary shares subject to possible redemption	$191,828,800	$38,171,200	$230,000,000
Class A ordinary shares	$382	$(382)	$—
Additional paid-in capital	$14,187,406	$(14,187,406)	$—
Accumulated deficit	$(9,188,357)	$(23,983,412)	$(33,171,769)
Total shareholders’ equity (deficit)	$5,000,006	$(38,171,200)	$(33,171,194)
Number of shares subject to redemption	19,182,880	3,817,120	23,000,000
Statement of Cash Flows for the Period from March 31, 2020 (inception) to September 30, 2020 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$200,344,480	$(200,344,480)	$—
Change in value of Class A ordinary shares subject to possible redemption	$2,351,240	$(2,351,240)	$—
Statement of Cash Flows for the Period from March 31, 2020 (inception) to December 31, 2020
Initial classification of Class A ordinary shares subject to possible redemption	$200,344,480	$(200,344,480)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(9,544,360)	$9,544,360	$—
Statement of Operations for the three months ended September 30, 2020 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	(7,500,000)	15,500,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$0.08	$0.08
Weighted average shares outstanding, Class B ordinary shares	5,750,000	(244,565)	5,505,435
Basic and diluted net income (loss) per share, Class B ordinary shares	$0.30	$(0.22)	$0.08
Statement of Operations for the Period from March 31, 2020 (inception) to September 30, 2020 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	(11,592,000)	11,408,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$0.10	$0.10
Weighted average shares outstanding, Class B ordinary shares	5,750,000	(378,000)	5,372,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$0.30	$(0.20)	$0.10
Statement of Operations for the Period from March 31, 2020 (inception) to December 31, 2020
Weighted average shares outstanding, Class A ordinary shares	23,000,000	(6,646,789)	16,353,211
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.42)	$(0.42)
Weighted average shares outstanding, Class B ordinary shares	5,529,817	—	5,529,817
Basic and diluted net income (loss) per share, Class B ordinary shares	$(1.68)	$1.26	$(0.42)